CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,264,948)	$ (6,607,373)	$ (13,094,501)	$ (15,635,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	492,958	567,883	1,071,942	1,097,066
Accretion	17,627	19,264	38,529	38,923
Non-cash consulting	75,000	0
Stock-based compensation	326,434	838,378	1,260,179	2,311,410
Changes in operating assets and liabilities:
Other receivables			(9,689)	70,145
Prepaid expenses and other current assets	298,246	118,233	132,981	(240,532)
Accounts payable and accrued expenses	(81,352)	(1,067,711)	90,875	1,081,640
Deferred rent	(3,868)	(2,869)	(6,737)	(4,738)
Deposits	(34,783)	0	(24,000)	1,750
Other non-current assets	(10,907)	0
NET CASH USED IN OPERATING ACTIVITIES	(7,185,593)	(6,134,195)	(10,540,421)	(11,279,911)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in reclamation bond deposits	0	(25,000)	(25,000)	0
Purchase of mineral rights	(70,000)	(17,000)	(17,000)	0
Purchase of property and equipment	(102,035)	(25,470)	(34,639)	(13,528)
NET CASH USED IN INVESTING ACTIVITIES	(172,035)	(67,470)	(76,639)	(13,528)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs			13,193,831	19,795,476
Payments on notes payable			0	(17,319)
NET CASH PROVIDED BY FINANCING ACTIVITIES			13,193,831	19,778,157
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(7,357,628)	(6,201,665)	2,576,771	8,484,718
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of period	16,548,873	13,972,102	13,972,102	5,487,384
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	9,191,245	7,770,437	16,548,873	13,972,102
Cash paid for:
Interest	6,160	4,978	6,747	5,406
Income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reduction of accrued bonuses in connection with vested restricted common stock unit grants	73,035	427,320	511,526	0
Reduction of accrued bonuses in connection with vested stock options	132,527	0
Net book value of equipment in exchange for consulting fees	75,000	0
Reduction of accounts payable in connection with issuance of common stock	0	8,250	8,250	0
Reduction of accounts payable in connection with issuance of restricted stock unit grants	$ 0	$ 65,000	65,000	0
Preferred stock deemed dividend			1,068,624	3,599,565
Increase in asset retirement obligations			$ 29,689	$ 72,623